Document And Entity Information	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	FATE THERAPEUTICS, INC.
Entity Central Index Key	0001434316
Entity Emerging Growth Company	false
Entity File Number	001-36076
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	65-1311552
Entity Address, Address Line One	12278 Scripps Summit Drive
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92131
City Area Code	858
Local Phone Number	875-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	FATE
Security Exchange Name	NASDAQ